Gordon K. Ho. T: +1 650 843 5190 gho@cooley.com	CONFIDENTIAL SUBMISSION VIA EDGAR

June 3, 2013

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attn: Jeffrey P. Riedler

RE:	Revance Therapeutics, Inc.
Confidential Draft Registration Statement on Form S-1
(CIK No. 0001479290)

Dear Mr. Riedler:

On behalf of our client, Revance Therapeutics, Inc., a Delaware corporation (the “Company”), we hereby confidentially submit Confidential Draft Registration Statement (“Draft No. 2”) of the Company’s Registration Statement on Form S-1 (the “Registration Statement”), originally confidentially submitted to the Securities and Exchange Commission (the “Commission”) on April 19, 2013 (“Draft No. 1”).

Draft No. 2 is being confidentially submitted in response to comments received from the staff of the Commission (the “Staff”) by letter dated May 16, 2013 with respect to the Registration Statement (the “Comment Letter”). The numbering of the paragraphs below corresponds to the numbering in the Comment Letter, the text of which we have incorporated into this response letter for convenience. Except where otherwise indicated, page references in the text of the responses below correspond to the page numbers of Draft No. 2.

On behalf of the Company, we confirm that as of the date of this letter, the Company is an “emerging growth company” as defined under Section 2(a)(19) of the Securities Act of 1933, as amended (the “Securities Act”), because its total gross revenues during the year ended December 31, 2012, its last completed fiscal year, were less than $1 billion. In addition, we confirm that as of the date of this letter, none of the disqualifying conditions set forth in Section 2(a)(19) of the Securities Act have occurred.

We also hereby notify the Commission that the Company does not intend to take advantage of the extended transition period for adopting new or revised accounting standards provided for emerging growth companies under Section 7(a)(2)(B) of the Securities Act.

FIVE PALO ALTO SQUARE, 3000 EL CAMINO REAL, PALO ALTO, CA 94306-2155 T: (650) 843-5000 F: (650) 849-7400 WWW.COOLEY.COM

Jeffrey P. Riedler

June 3, 2013

Page Two

Staff Comments and Company Responses

General

1.	Please submit all exhibits as soon as practicable. We may have further comments upon examination of these exhibits.

Response: The Company acknowledges the Staff’s comment and advises the Staff that it submitted various exhibits with Draft No. 1 and is concurrently submitting additional exhibits with Draft No. 2. The Company advises the Staff that the Company will submit copies of the remaining exhibits, once available, with its subsequent submissions and filings under the Securities Act.

2.	Please provide us proofs of all graphic, visual or photographic information you will provide in the printed prospectus prior to its use, for example in a preliminary prospectus. Please note that we may have comments regarding this material.

Response: The Company acknowledges the Staff’s comment and advises the Staff that Draft No. 1 included all of the proposed artwork that the Company intends to include in the printed prospectus. The Company does not currently anticipate including any additional artwork.

3.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

Response: The Company advises the Staff that at this time neither it nor anyone authorized to act on its behalf has provided any written materials to potential investors in reliance on Section 5(d) of the Securities Act, nor is it aware of any research reports about the Company published or distributed in reliance on Section 2(a)(3) of the Securities Act by any broker or dealer that is participating or will participate in the offering. If the Company provides such written materials or becomes aware that such research reports have been published or distributed, the Company will notify the Staff and provide copies of the relevant materials or reports.

4.	Comments to your application for confidential treatment will be delivered under separate cover.

Response: The Company acknowledges the Staff’s comment.

FIVE PALO ALTO SQUARE, 3000 EL CAMINO REAL, PALO ALTO, CA 94306-2155 T: (650) 843-5000 F: (650) 849-7400 WWW.COOLEY.COM

Jeffrey P. Riedler

June 3, 2013

Page Three

5.	Please update your financial statements pursuant to Rule 3-12 of Regulation S-X.

Response: The Company acknowledges the Staff’s comment and has updated the financial statements in Draft No. 2 to include the first quarter of 2013 as requested.

Prospectus Summary, page 1

6.	Please expand your disclosure to include a summary description of the terms of the Medicis settlement agreement that will require the payment to Medicis of $7 million from the proceeds of the offering.

Response: The Company acknowledges the Staff’s comment and has provided additional disclosure on pages 1 to 2 of Draft No. 2 as requested.

Intellectual Property and Manufacturing, page 5

7.	Please expand your disclosure to clarify that while you control the manufacturing process for the botulinum toxin type A, you rely on third parties for the bulk peptide, diluent and the delivery apparatus.

Response: The Company acknowledges the Staff’s comment and has provided additional disclosure on page 5 of Draft No. 2 as requested.

Risk Factors, page 12

8.	We note your disclosure on page 75 that botulinum toxin has been approved to treat only one aesthetic indication, glabellar lines, although you believe that botulinum toxin is widely used for other aesthetic indications. Please include a risk factor discussing the potential regulatory and liability risks to the company associated with the possible use of RT001 off label by physicians for aesthetic indications other than crow’s feet lines.

Response: The Company acknowledges the Staff’s comment and has included an additional risk factor on pages 23 to 24 of Draft No. 2 as requested.

“If RT001 or any future product candidates fail to demonstrate safety and efficacy in clinical trials,…” page 32

9.	Please revise the subheading to reflect the risks identified in the risk factor. The risk factor discusses the potential regulatory risks that may arise after your product candidates receive regulatory approval while the subheading notes risks associated with not obtaining regulatory approval. Upon revision, consider whether to include a separate subheading for the final paragraph of this risk factor as it relates to risks associated with new or modified regulations rather than safety or efficacy in clinical trials that may be required after regulatory approval.

FIVE PALO ALTO SQUARE, 3000 EL CAMINO REAL, PALO ALTO, CA 94306-2155 T: (650) 843-5000 F: (650) 849-7400 WWW.COOLEY.COM

Jeffrey P. Riedler

June 3, 2013

Page Four

Response: The Company acknowledges the Staff’s comment and has revised the risk factor on pages 33 to 34 of Draft No. 2 as requested.

Use of Proceeds, page 42

10.	Please expand your disclosure to estimate the amount of proceeds that will be used for each purpose as required by Item 504 of Regulation S-K. Specifically, please include estimates of the amount of proceeds you expect to allocate to your Phase 3 clinical trials for RT001 for the treatment of crow’s feet lines, an estimate of the amount you may allocate for additional indications and capital expenditures for your manufacturing, facilities, quality control and regulatory efforts associated with RT001, respectively. Further, please disclose whether the proceeds to be allocated to your Phase 3 clinical trials will be sufficient to fund the trials to completion.

Response: The Company acknowledges the Staff’s comment and has provided additional disclosure on pages 8 and 43 of Draft No. 2 relating to the Company’s estimated net proceeds it currently expects to allocate to its research and development expenses associated with its RT001 and RT002 manufacturing, quality and regulatory efforts and to its clinical trials and associated programs relating to RT001 for the treatment of crow’s feet lines. The Company also revised the disclosure to provide that the balance of the net proceeds may be used for the development of RT001 for the treatment of hyperhidrosis and other indications and/or for the development of RT002. However, the Company supplementally advises the Staff that, at present, it cannot reasonably estimate the specific amounts, if any, it may allocate to each of these additional development efforts. Such amounts, if any, will depend on a number of factors, including the status, results and timing of the Company’s preclinical studies and clinical trials, approval process with the United States Food and Drug Administration, as well as potential collaborations and unforeseen cash needs.

Management Discussion and Analysis of Financial Condition and Results of Operations

Research Development Expenses, page 56

11.	Please disclose the costs incurred during each period presented and to date for your material projects.

Response: The Company acknowledges the Staff’s comment and has provided additional disclosure on page 54 of Draft No. 2 as requested.

FIVE PALO ALTO SQUARE, 3000 EL CAMINO REAL, PALO ALTO, CA 94306-2155 T: (650) 843-5000 F: (650) 849-7400 WWW.COOLEY.COM

Jeffrey P. Riedler

June 3, 2013

Page Five

Other Income (Expense), page 57

12.	Please tell us how the reduction in expected term of the embedded derivatives was the primary driver in the $14.2 million gain.

Response: The Company acknowledges the Staff’s comment and supplementally advises the Staff that the reduction in fair values of the derivative liabilities derived from the convertible notes was the result of lower probability of settlement scenarios that were favorable to the note holders within the remaining time left to maturity of the debt.

In response to this comment, the Company has included the following modified disclosures on pages 61 to 62 of Draft No. 2:

“The fair value of the derivative liabilities associated with the convertible notes changed by $14.2 million to a gain of $13.9 million during the year ended December 31, 2012 compared to a charge of $0.4 million during the year ended December 31, 2011. The gain from the remeasurement of the outstanding derivative liabilities was due to the reduction in the fair value of the related derivatives primarily as a result of ~~a reduction in the expected term of the embedded derivatives underlying our 2011 convertible notes which were to mature in May 2013~~ the increased probability of the convertible notes being repaid at maturity as opposed to conversion upon a change of control or initial public offering.”

Critical Accounting Policies

Stock Based Compensation, page 62

13.	We have reviewed your disclosure and have the following comments:

•	Please update the table on page 65 through the date of the amendment.

•

Please note we may have additional comments on your accounting for stock compensation and related disclosure once you have disclosed an estimated offering price. Please provide quantitative and qualitative disclosures explaining the difference between the estimated offering price and the fair value of each equity issuance.

Response: The Company acknowledges the Staff’s comment and respectfully advises the Staff that the Company will continue to update the disclosures in its subsequent submissions and filings under the Securities Act as equity instruments are issued. In response to this comment, the Company has included additional disclosures on pages 72 to 73 of Draft No. 2 for options granted through May 2013. In addition, the Company supplementally advises the Staff that it will also continue to explain any fair value variances up through the filing in which the estimated offering price is included.

FIVE PALO ALTO SQUARE, 3000 EL CAMINO REAL, PALO ALTO, CA 94306-2155 T: (650) 843-5000 F: (650) 849-7400 WWW.COOLEY.COM

Jeffrey P. Riedler

June 3, 2013

Page Six

Derivative Liabilities, page 67

14.	Please disclose the methodology used to determine the fair value of the each of these derivatives. In addition discuss and quantify the key assumptions you have made and how they have changed from the prior period.

Response: The Company acknowledges the Staff’s comment and supplementally advises the Staff that the Company has revised the disclosures on pages 74 to 76 of Draft No. 2 to discuss the methodology used to determine the fair values of the derivative instruments, as well as to include further discussion and quantification of the key assumptions used in the respective valuations and why these may have changed from the prior period.

Business, page 73

RT001 – Our Topical Formulation of Botulinum Toxin, page 78

15.	Please define the terms “lyophilized drug product” and “diluents for reconstitution.”

Response: The Company acknowledges the Staff’s comment and has revised the disclosure on page 86 of Draft No. 2 as requested.

16.	You disclose in the second bullet point on page 79 certain results of your consumer-market research performed by a third party in 2012. To the extent that the research considered and addressed topics in addition to the single metric you have disclosed, please expand your disclosure to provide a complete and fulsome discussion of all of the results of your consumer-market research. Please also describe how the study was conducted and how “consumers” were identified and/or solicited. Please include similar disclosure with respect to your research among physicians noted in the second bullet point highlighting the benefits to physicians of RT001 also on page 79.

Response: The Company acknowledges the Staff’s comment and has revised the disclosure on pages 84 to 85 and 87 to 88 of Draft No. 2 as requested.

Phase 3 Clinical Trials, page 79

17.	You disclose on page 33 that some participants in your clinical trials have reported adverse events after being treated with RT001. Please disclose with respect to the two Phase 3 trials that are underway whether any adverse events have arisen and identify all such adverse events.

Response: The Company acknowledges the Staff’s comment and respectfully advises the Staff that the necessary data from the Company’s Phase 3 clinical trials that are currently underway is not yet available. The Company will provide the requested information regarding adverse events, if any, once known in its subsequent submissions and filings under the Securities Act.

FIVE PALO ALTO SQUARE, 3000 EL CAMINO REAL, PALO ALTO, CA 94306-2155 T: (650) 843-5000 F: (650) 849-7400 WWW.COOLEY.COM

Jeffrey P. Riedler

June 3, 2013

Page Seven

Phase 2b Clinical Trials, page 81

18.	Your disclosure indicates that you have conducted three Phase 2b clinical trials. We note that CL017 and CL024 were double-blinded, placebo-controlled trials which may have yielded more independent results and placebo comparisons, however, the results of the third trial should be presented. Please revise your disclosure to include a summary of the trial and its results.

Response: The Company acknowledges the Staff’s comment and has provided additional disclosure on page 91 of Draft No. 2 relating to the third clinical trial.

19.	Explain further the nature of results that are associated with the two-point improvement in IGA-LCL severity and PSA from baseline.

Response: The Company acknowledges the Staff’s comment and has revised the disclosure on page 90 of Draft No. 2 as requested.

20.	Please disclose all of the adverse events observed and describe how you determined that certain of them were not related to the trial procedure or the study drug.

Response: The Company acknowledges the Staff’s comment and has provided additional disclosure on pages 90 to 91 of Draft No. 2 as requested. In addition, the Company respectfully calls the Staff’s attention to the disclosure on page 81 of Draft No. 2 that there were no serious adverse events reported in connection with the Company’s eleven completed clinical trials for the treatment of crow’s feet lines.

Development of RT001 for Treatment of Hyperhidrosis, page 83

21.	Please describe the design of your initial Phase 2 hyperhidrosis clinical trial for which you have presented data on pages 83 and 84.

Response: The Company acknowledges the Staff’s comment and has provided additional disclosure on page 92 of Draft No. 2 as requested.

Manufacturing and Operations, page 89

22.	Please update your disclosure to include a discussion of your supply arrangement with List Biological Laboratories noted on page 70. Your disclosure should include a discussion of all materials terms including payments made to date, total aggregate milestone payments that may be due, term and termination provisions and a range of royalties within which your royalty on net sales falls to a range that does not exceed ten percentage points.

FIVE PALO ALTO SQUARE, 3000 EL CAMINO REAL, PALO ALTO, CA 94306-2155 T: (650) 843-5000 F: (650) 849-7400 WWW.COOLEY.COM

Jeffrey P. Riedler

June 3, 2013

Page Eight

Response: The Company acknowledges the Staff’s comment and has revised the disclosure on page 99 of Draft No. 2. The Company supplementally advises the Staff that the Company has separately requested confidential treatment of the royalty provisions in its agreement with List Biological Laboratories, Inc. pursuant to the Request for Confidential Treatment submitted on behalf of the Company on May 10, 2013.

23.	For each of your agreements with American Peptide Company, Hospira, Inc. and Duoject Medical Systems, Inc. please expand your disclosure to describe the materials terms of each agreement including, without limitation, payment obligations, term and termination provisions. Further, please file a copy of your agreement with American Peptide Company or, alternatively, provide your analysis as to why you are not substantially dependent upon this agreement.

Response: The Company acknowledges the Staff’s comment and has revised the disclosure on pages 99 to 100 of Draft No. 2. The Company advises the Staff that, as of the submission date of Draft No. 1, the Company did not have a formal supply agreement in place with American Peptide Company and instead purchased peptide from American Peptide Company on a purchase order basis. The Company entered into a formal supply agreement with American Peptide Company on May 20, 2013. The Company has revised the disclosures on pages 99 to 100 of Draft No. 2 to include a description of its agreement with American Peptide Company. The Company supplementally advises the Staff that the Company will seek confidential treatment of certain provisions in its agreement with American Peptide Company and will file a redacted copy of this agreement as an exhibit to the Registration Statement once available.

Competition, page 97

24.	You disclose on page 98 that you are aware that other companies are developing topical neuromodulators for cosmetic and therapeutics indications and on page 75 that there are over 100 active clinical trials for a wide range of uses of botulinum toxin with more than one-third of these identified as being in Phase 3. To the extent that you are aware, as you disclose, of potentially competitive topical products that may reach the market before or close to the same time as you expect RT001 to obtain regulatory approval and reach the market, please expand your disclosure to specifically discuss these products candidates in comparison with RT001.

Response: The Company acknowledges the Staff’s comment and has provided additional disclosure on pages 84 and 107 of Draft No. 2. The Company advises the Staff that it is not aware of any specific competitive topical products that the Company expects will reach the market before or close to the same time as it expects RT001 to obtain regulatory approval for the treatment of crow’s feet lines and reach the market.

FIVE PALO ALTO SQUARE, 3000 EL CAMINO REAL, PALO ALTO, CA 94306-2155 T: (650) 843-5000 F: (650) 849-7400 WWW.COOLEY.COM

Jeffrey P. Riedler

June 3, 2013

Page Nine

Certain Relationships and Related Party Transactions, page 116

Sales of Preferred Stock, page 116

25.	It appears that the total consideration reflected in the tabular disclosure exceeds the total consideration noted in the introductory paragraph. Please advise us as to the discrepancy between Total Purchase Price and aggregate consideration from the Series D and Series E-5 offerings.

Response: The Company acknowledges the Staff’s comment and has revised the tabular disclosure on page 125 of Draft No. 2 to include only those transactions since January 1, 2010. The Company supplementally advises the Staff that the paragraph leading into the tabular disclosures provides aggregate amounts for all issuances, including issuances to non-related parties.

Lock-up agreements, page 130

26.	Once available, please file copies of each of the lock-up agreements.

Response: The Company advises the Staff that the form of lock-up agreement will be filed as an exhibit to the underwriting agreement between the Company and the underwriters of the offering and that the holders of substantially all of the Company’s outstanding equity securities have, or are expected to, execute a lock-up agreement in substantially the same form to be filed.

Notes to Consolidated Financial Statements

4. Medicis Settlement, page F-22

27.	Please disclose how you determined the relative fair value of the reacquired technology rights and the value of the preferred shares before and after the settlement date. Further, you indicate that specified preferential rights from the Medicis Series C-3 convertible preferred stock, including the termination of the Acquisition Option and License Option were removed. Please disclose the nature of these specified preferential rights that resulted in a $3.2 million loss in value.

Response: The Company acknowledges the Staff’s comment and respectfully advises the Staff that the Company first determined the fair value of the reacquired technology rights and the fair value of the Series C-3 convertible preferred stock modification and thereafter allocated $12.3 million of the Medicis settlement consideration ($22.3 million settlement reduced by $10.1 million to eliminate deferred revenue) using relative fair value allocation.

The fair value of the reacquired technology rights was determined at the time of the settlement. The Company noted that the $10 million non-refundable upfront payment in July 2009 reflected the arms length fair value for the initial milestone payment on a pre-clinical neurotoxin drug candidate and that no significant development occurred beyond the initial milestone. In addition, the Company did not invest in further development of the related technology. Accordingly, as of

FIVE PALO ALTO SQUARE, 3000 EL CAMINO REAL, PALO ALTO, CA 94306-2155 T: (650) 843-5000 F: (650) 849-7400 WWW.COOLEY.COM

Jeffrey P. Riedler

June 3, 2013

Page Ten

settlement date, a similar drug candidate could have been sold to a collaboration partner within similar industry as the Company and the non-refundable upfront fees negotiation between both parties represents a reasonable estimate of fair value of the reacquired technology rights.

The Series C-3 convertible preferred stock was originally issued with certain rights to purchase the remaining equity of the Company at 95% of its fair value (“Acquisition Option”) or license its technology at its fair value (“License Option”). The total fair value of the Series C-3 convertible preferred stock, including both Acquisition and License Option, declined by $3.6 million primarily as a result of termination of the Acquisition Option that would have allowed Medicis to purchase the remaining equity at a 5% discount. The Company estimated the fair value of the Acquisition Option as $3.6 million, approximately 5% of the Company’s equity value of $72 million as of the settlement date.

The Company’s management concluded that the fair value of the License Option at market value was insignificant as there was no discount to Medicis and that the removal of specified preferential rights were protective rights associated with the options that did not have value without the Acquisition Option. Consequently, the Company has not separately valued those rights.

The fair value of the settlement consideration of $22.3 million was first allocated to eliminate $10.1 million of deferred revenue as the settlement agreement terminated all future obligations of the Company. The remaining amount of $12.3 million was then allocated to the reacquired technology rights and the Series C-3 convertible preferred stock modification, using the relative fair value allocation as follows:

	Actual Fair Value	Relative Fair Value
	(in millions)
Reacquired RT002 technology rights	$10.0	$9.0
Series C-3 convertible preferred stock modification	$3.6	$3.2

	$13.6	$12.3

In response to this comment, the Company has included the following modified disclosures on pages F-23 to F-24 of Draft No. 2:

“We recorded the fair value of the consideration of $22.3 million as follows:

•	Reversal of $10.1 million in deferred revenue originating from the Company’s delivery and performance obligations under the RT001 license option and RT002 license;

•	Relative fair value of $9.0 million for the reacquired technology rights, which was recorded as research and development expense; and

FIVE PALO ALTO SQUARE, 3000 EL CAMINO REAL, PALO ALTO, CA 94306-2155 T: (650) 843-5000 F: (650) 849-7400 WWW.COOLEY.COM

Jeffrey P. Riedler

June 3, 2013

Page Eleven

•

Relative fair value of $3.2 million for the termination of the Acquisition Option and License Option as well as the removal of specified preferential rights, including (i) the Company’s obligation to provide annual budgets, operating plans and financial statements to Medicis, (ii) Medicis’ right of first refusal over the Company’s issuance of certain new securities, (iii) Medicis’ right of first refusal and co-sale rights in connection with transfers by certain founding stockholders, (iv) Medicis’ right to appoint a representative to the Company’s board of directors and (v) Medicis’ consent right over any change to, or waiver of, such director appointment. The modification adjustment was calculated as the difference between the fair value of the Series C-3 convertible preferred stock immediately before and immediately after the Medicis settlement and was recorded as a reduction to additional paid-in capital.”

13. Convertible Preferred Stock

Conversion, page F-34

28.	You state “The convertible preferred stock is automatically convertible into common stock at the then-current conversion rate”. Please disclose the nature of the adjustments to the conversion rate and the potential accounting impact of such adjustments.

Response: The Company acknowledges the Staff’s comment and has provided additional disclosure on pages F-37 and F-39 to F-40 of Draft No. 2 as requested.

Subsequent Events, page F-48

29.	Please disclose the significant terms of the Series E convertible preferred shares. Refer to ASC 505-10-50-3. Additionally, please tell us and disclose how you intend to account for the warrants issued in conjunction with the Series E convertible preferred stock in early 2013.

Response: The Company acknowledges the Staff’s comment and has provided additional disclosure on pages F-36 to F-39 of Draft No. 2 as requested.

30.	You state that the conversion of the Convertible Notes has a significant impact on the consolidated financial statements and that you are “currently evaluating the impact of the occurrence of the contingent settlement event to the Company’s consolidated financial statements.” Please explain to us your accounting for these events.

Response: The Company acknowledges the Staff’s comment and has provided additional disclosure on page F-19 of Draft No. 2 as requested.

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FIVE PALO ALTO SQUARE, 3000 EL CAMINO REAL, PALO ALTO, CA 94306-2155 T: (650) 843-5000 F: (650) 849-7400 WWW.COOLEY.COM

Jeffrey P. Riedler

June 3, 2013

Page Twelve

The Company respectfully requests the Staff’s assistance in completing the review of the Registration Statement and Draft No. 2 as soon as possible. Please advise us if we can provide any further information or assistance to facilitate your review. Please direct any further comments or questions regarding Draft No. 2 or this response letter to me at (650) 843-5190 or Mark B. Weeks at (650) 843-5011.

Sincerely,

/s/ Gordon K. Ho

Gordon K. Ho

cc:	Karen Ubell, United States Securities and Exchange Commission
L. Daniel Browne, Revance Therapeutics, Inc.
Lauren P. Silvernail, Revance Therapeutics, Inc.
Mark B. Weeks, Cooley LLP
Bruce K. Dallas, Davis Polk & Wardwell LLP

FIVE PALO ALTO SQUARE, 3000 EL CAMINO REAL, PALO ALTO, CA 94306-2155 T: (650) 843-5000 F: (650) 849-7400 WWW.COOLEY.COM